Deposits - Schedule of Deposits (Details) - USD ($)	Jun. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Schedule of Deposits [Line Items]
Total deposit allocation	$ 29,246	$ 29,888	$ 127,664
Public relations consulting services [Member]
Schedule of Deposits [Line Items]
Nature	Refundable	Refundable
Total deposit allocation	$ 28,486	$ 29,112
Photocopiers rent for offices use [Member]
Schedule of Deposits [Line Items]
Nature	Refundable	Refundable
Total deposit allocation	$ 760	$ 776	$ 213